Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	450,739,148.87	23,934
Yield Supplement Overcollateralization Amount 06/30/25	38,494,332.32	0
Receivables Balance 06/30/25	489,233,481.19	23,934
Principal Payments	23,398,596.04	1,262
Defaulted Receivables	859,810.01	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	35,965,991.36	0
Pool Balance at 07/31/25	429,009,083.78	22,634

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.54%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,636,047.99	361
Past Due 61-90 days	2,631,412.01	98
Past Due 91-120 days	413,415.42	14
Past Due 121+ days	0.00	0
Total	11,680,875.42	473

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	719,894.77
Aggregate Net Losses/(Gains) - July 2025	139,915.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.34%
Prior Net Losses/(Gains) Ratio	0.50%
Second Prior Net Losses/(Gains) Ratio	0.56%
Third Prior Net Losses/(Gains) Ratio	0.46%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.60%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.33%
Weighted Average Contract Rate, Yield Adjusted	11.21%
Weighted Average Remaining Term	43.48

Flow of Funds	$ Amount
Collections	26,678,604.35
Investment Earnings on Cash Accounts	18,168.85
Servicing Fee	(407,694.57)
Transfer to Collection Account	-
Available Funds	26,289,078.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,930,213.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	1,526,564.88
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,570,995.46

Total Distributions of Available Funds	26,289,078.63

Servicing Fee	407,694.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	445,555,648.66
Principal Paid	21,555,833.36
Note Balance @ 08/15/25	423,999,815.30

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	10,557,824.29
Principal Paid	10,557,824.29
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2b
Note Balance @ 07/15/25	10,557,824.37
Principal Paid	10,557,824.37
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-3
Note Balance @ 07/15/25	317,800,000.00
Principal Paid	440,184.70
Note Balance @ 08/15/25	317,359,815.30
Note Factor @ 08/15/25	99.8614900%

Class A-4
Note Balance @ 07/15/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	61,560,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	30,060,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	15,020,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,162,249.81
Total Principal Paid	21,555,833.36
Total Paid	23,718,083.17

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	51,997.28
Principal Paid	10,557,824.29
Total Paid to A-2a Holders	10,609,821.57

Class A-2b
SOFR Rate	4.33962%
Coupon	4.91962%
Interest Paid	44,726.53
Principal Paid	10,557,824.37
Total Paid to A-2b Holders	10,602,550.90

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	440,184.70
Total Paid to A-3 Holders	1,973,569.70

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1636778
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.5700696
Total Distribution Amount	23.7337474

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2752635
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.8910762
Total A-2a Distribution Amount	56.1663397

A-2b Interest Distribution Amount	0.2367736
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.8910766
Total A-2b Distribution Amount	56.1278502

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	1.3850997
Total A-3 Distribution Amount	6.2100997

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	70.82
Noteholders' Third Priority Principal Distributable Amount	696.80
Noteholders' Principal Distributable Amount	232.38

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	2,504,634.24
Investment Earnings	9,045.43
Investment Earnings Paid	(9,045.43)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,209,967.80	3,224,406.75	2,862,184.42
Number of Extensions	112	109	99
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.63%	0.53%